Capital management (Tables)	12 Months Ended
Dec. 31, 2019
Capital Management [abstract]
Capital adequacy assessment
ING Group capital position according to CRR/CRD IV
	2019	2018
Shareholders’ equity[4]	53,769	50,932
Interim profit not included in CET1 capital [1]	–1,754	–1,712
Other adjustments	–4,464	–3,776
Regulatory adjustments	–6,217	–5,489
Available common equity Tier 1 capital	47,552	45,443

Additional Tier 1 securities [2]	6,916	5,339
Regulatory adjustments additional Tier 1	51	48
Available Tier 1 capital	54,519	50,831

Supplementary capital Tier 2 bonds [3]	8,943	8,248
Regulatory adjustments Tier	–1,158	–1,136
Available Total capital	62,303	57,943

Risk weighted assets	326,414	314,149

Common equity Tier 1 ratio	14.57%	14.47%
Tier 1 ratio	16.70%	16.18%
Total capital ratio	19.09%	18.44%

1) The interim profit not included in CET1 capital as per 31 December 2019 (EUR 1,754 million) includes EUR 42 million for 4Q 2019.(Full Year 2019: EUR 2,689 million).

2) Including EUR 5,312 million which is CRR/CRD IV-compliant (2018: EUR 2,833 million) and EUR 1,604 million to be replaced as capital recognition is subject to CRR/CRD IV grandfathering rules (2018: EUR 2,506 million).

3) Including EUR 8,789 million which is CRR/CRD IV-compliant (2018: EUR 8,079 million), and EUR 153 million to be replaced as capital recognition is subject to CRR/CRD IV grandfathering rules (2018: EUR 168 million).

4) Shareholders' equity is determined in accordance with IFRS-EU.

In accordance with the applicable regulation, credit and operational risk models used in the capital ratios calculations are not audited.

ING Bank NV capital position according to CRR/CRD IV

	2019	2018
Shareholders' equity	46,924	44,173
Interim profit not included in CET1 capital [1]	–43	–174
Other adjustments	–4,309	–3,621
Regulatory adjustments	–4,352	–3,794
Available common equity Tier 1 capital	42,572	40,379

Additional Tier 1 securities [2]	6,752	5,179
Regulatory adjustments additional Tier 1	74	62
Available Tier 1 capital	49,398	45,619

Supplementary capital Tier 2 bonds [3]	8,942	8,248
Regulatory adjustments Tier 2	55	66
Available Total capital	58,394	53,933

Risk weighted assets	326,193	313,572

Common equity Tier 1 ratio	13.05%	12.88%
Tier 1 ratio	15.14%	14.55%
Total capital ratio	17.90%	17.20%

Main credit ratings
Ratings

Main credit ratings of ING at 31 December 2019
	Standard & Poor’s		Moody’s		Fitch
	Rating	Outlook	Rating	Outlook	Rating	Outlook
ING Groep N.V.
Long-term	A-	Stable	Baa1	Stable	A+	Stable
ING Bank N.V.
Long-term	A+	Stable	Aa3	Stable	AA-	Stable
Short-term	A-1		P-1		F1+